Pension Plans and Defined Contribution Plan - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Participant	Dec. 31, 2017 USD ($) Participant	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Pension expense reclassified from operating expense		$ 2,894	$ 16,218	$ 3,941
Expense associated with company contributions		$ 7,400	7,100	5,900
Essendant Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contribution to pension plan during the period	$ 10,000
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Active associates in the pension plan | Participant	2,200	2,200
Estimated net actuarial loss that will be amortized from accumulated other comprehensive loss	$ 5,200	$ 5,200
Estimated prior service cost that will be amortized from accumulated other comprehensive loss	$ 400	400
Cash contribution to pension plan during the period		10,000	10,000
Pension Plans [Member] | ASU 2017-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension expense reclassified from operating expense		$ 2,894	$ 16,218	$ 3,941
Pension Plans [Member] | General Plan Assets [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	45.00%	45.00%
Pension Plans [Member] | General Plan Assets [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	36.00%	36.00%
Pension Plans [Member] | General Plan Assets [Member] | Domestic Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	9.00%	9.00%
Pension Plans [Member] | General Plan Assets [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	10.00%	10.00%
Pension Plans [Member] | Union Plan Assets [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	17.00%	17.00%
Pension Plans [Member] | Union Plan Assets [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	64.00%	64.00%
Pension Plans [Member] | Union Plan Assets [Member] | Domestic Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	9.00%	9.00%
Pension Plans [Member] | Union Plan Assets [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets	10.00%	10.00%